Debt and Credit Agreements	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Debt and Credit Agreements
Debt and Credit Agreements
The Company has a multi-year revolving credit facility that is available for use throughout the world. The following table illustrates the amount outstanding under the multi-year revolving credit facility and available credit at December 31, 2014. The multi-year revolving credit facility is described in more detail below the table.

	Summary of Credit Facility
	December 31, 2014
(In thousands)	Facility Limit	Outstanding Balance	Available Credit
Multi-year revolving credit facility (a U.S.-based program)	$525,000	$98,500	$426,500

In March 2012, the Company entered into an Amended and Restated Five Year Credit Agreement (the "Credit Agreement") providing for $525 million of borrowing capacity through a syndicate of 14 banks.  The Credit Agreement matures in March 2017.  The Company has the option to increase the borrowing capacity available under the Credit Agreement to $550 million.  Borrowings under the Credit Agreement are available in most major currencies with active markets and at interest rates based upon LIBOR, plus a margin.

On September 12, 2013, the Company entered into Amendment No.1 ("Amendment No. 1") to the Credit Agreement. In addition to certain administrative and conforming modifications, Amendment No. 1 replaced the total consolidated debt to total consolidated capital ratio debt covenant. That debt covenant was replaced by a debt covenant for total consolidated debt to consolidated EBITDA, which is not to exceed 3.5 to 1.0. During the three months ended September 30, 2013, the Company expensed $0.4 million of fees associated with Amendment No. 1.
On December 20, 2013, the Company entered into Amendment No. 2 ("Amendment No. 2") to the Credit Agreement.  Amendment No. 2 modified certain defined terms to reflect the impact of the Infrastructure Transaction. During the three months ended December 31, 2013, the Company expensed $0.3 million of fees associated with Amendment No. 2.
At December 31, 2014 and 2013, the Company had $98.5 million and $35.0 million, respectively, of Credit Agreement borrowings outstanding. At December 31, 2014 and 2013, all such balances were classified as long-term borrowings in the Consolidated Balance Sheets. Classification of such balances is based on the Company's ability and intent to repay such amounts over the subsequent twelve months, as well as reflects the Company's ability and intent to borrow for a period longer than a year. To the extent the Company expects to repay any amounts within the subsequent twelve months, the amounts are classified as short-term borrowings.
Short-term borrowings amounted to $16.7 million and $7.5 million at December 31, 2014 and 2013, respectively. Short-term borrowings consist principally of bank overdrafts. The weighted-average interest rate for short-term borrowings at December 31, 2014 and 2013 was 11.7% and 10.8%, respectively.

	Long-Term Debt
(In thousands)	December 31 2014	December 31 2013
5.75% notes due May 15, 2018	$448,626	$448,268
2.7% notes due October 15, 2015	249,733	249,373
Other financing payable (including capital leases) in varying amounts due principally through 2017 with a weighted-average interest rate of 4.0% and 3.6% at December 31, 2014 and 2013, respectively	156,538	105,774
Total debt	854,897	803,415
Less: current maturities	(25,188)	(20,257)
Total long-term debt	$829,709	$783,158

At December 31, 2014, the Company's 2.7% notes due October 15, 2015 are classified as long-term debt on the Consolidated Balance Sheet based on the Company's intent to refinance this debt using debt capital markets and ability to refinance this debt using borrowings under the Credit Agreement.
The maturities of long-term debt for the four years following December 31, 2015 are as follows:

(In thousands)
2016	$11,732
2017	363,047
2018	453,759
2019	876

Cash payments for interest on all debt were $44.2 million, $50.1 million and $45.5 million in 2014, 2013 and 2012, respectively.
In addition to the total consolidated debt to consolidated EBITDA ratio covenant, which is not to exceed 3.5 to 1.0, the Credit Agreement contains covenants that limit the proportion of subsidiary consolidated indebtedness to a maximum of 10% of consolidated tangible assets and require a minimum consolidated EBITDA to consolidated interest charges ratio of 3.0 to 1.0. The Company’s 5.75% and 2.7% notes include covenants that require the Company to offer to repurchase the notes at 101% of par in the event of a change of control of the Company or disposition of substantially all of the Company’s assets in combination with a downgrade in the Company’s credit rating to non-investment grade.  At December 31, 2014, the Company was in compliance with these and all other covenants.